COMPREHENSIVE INCOME (LOSS) - Schedule of Total Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net loss	$ (5,002)	$ (5,828)	$ (23,676)
Other comprehensive income (loss)
Net change in foreign currency translation	(6,495)	(3,726)	1,560
Comprehensive loss	$ (11,497)	$ (9,554)	$ (22,116)